Stock-Based Compensation - 2016 Equity Incentive Plan (Details) - shares			3 Months Ended
	Jan. 01, 2017	May 18, 2016	Mar. 31, 2017
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock remaining for future issuance (in shares)		464,476
2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in number of shares reserved for issuance		600,000
Common stock remaining for future issuance (in shares)			824,415
Annual share reserve increase (as a percent)			4.00%
Additional shares reserved for issuance	377,365